Shareholders' Equity (Details)																				12 Months Ended
	Oct. 16, 2023 USD ($) shares	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	May 12, 2023	Mar. 15, 2023 USD ($) shares	Nov. 09, 2022 CNY (¥) shares	Sep. 28, 2022 CNY (¥) shares	Sep. 28, 2022 USD ($) shares	Sep. 27, 2022 USD ($) shares	Jun. 24, 2022 USD ($)	Jun. 07, 2022 CNY (¥) shares	Jun. 07, 2022 USD ($) shares	Aug. 11, 2021 USD ($) shares	Feb. 26, 2021 CNY (¥) shares	Feb. 26, 2021 USD ($) shares	Oct. 26, 2020 CNY (¥) shares	Oct. 26, 2020 USD ($) shares	Jun. 12, 2018 USD ($) shares	May 28, 2018 shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($) shares	Jul. 13, 2023 CNY (¥)	Jul. 13, 2023 USD ($)	Apr. 11, 2023 CNY (¥)	Apr. 11, 2023 USD ($)	Feb. 10, 2023 CNY (¥)	Feb. 10, 2023 USD ($)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 28, 2022 USD ($) shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued							5,693,636	5,693,636
Total cash consideration | ¥						¥ 21,656,700																		¥ 292,409,622
Additional paid-in capital.		¥ 365	$ 105,931,016																	¥ 1,412,126
Shares issued																				166,217,880		149,181,538			166,217,880
Cash consideration amount																¥ 10,089,000	$ 1,500,000
Pre-split ordinary shares											174,544	174,544
Total fair value | $	$ 268,542
Share-based compensation expense																				¥ 1,928,084	$ 268,542
Consideration value | $
Acquired amount							¥ 24,237,896	$ 3,408,651
Warrant liabilities							61,863,090																											$ 8,700,000
Proceeds from Issuance Initial Public Offering | ¥																						¥ 355,535,000
Offering cost							85,728,299	$ 12,069,689
Liability-settled share-based payment							¥ 4,039,468																											$ 580,000
Collateral account																										¥ 95,997,298	$ 13,421,127	¥ 72,556,022	$ 10,533,379	¥ 80,917,612	$ 11,919,983	¥ 377,490,814	$ 53,169,218
Derivative liabilities | ¥																				147,204,118		22,484,963
Share transferred to treasury shares					300,000
Treasury shares value
Ordinary shares exchange ratio				0.216
Share exchange ratio percentage				10.00%
Treasury shares reissued																				573,252	573,252
Number of Votes per Share																				1	1
Public Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrant shares							17,250,000																											17,250,000
Sponsor Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Warrant shares							4,450,000													4,450,000					4,450,000									4,450,000
PIPE Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued							5,050,000	5,050,000												5,050,000	5,050,000
Warrant shares							1,200,000													1,200,000					1,200,000									1,200,000
Warrant liabilities							¥ 3,555,349																											$ 500,000
Proceeds from Issuance Initial Public Offering							¥ 316,426,861	$ 44,500,100
Warrant Modification [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued		5,419,744	5,419,744
Ordinary shares exchange ratio				0.24
Tim Hortons Restaurants International GmbH (THRI)
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued																			10,000
Parent Company [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued																		90,000
Total cash consideration | $																		$ 90,000,000
Number of installments																		3
Installments amount																																			¥ 192,363,000	$ 30,000,000
Additional paid-in capital. | ¥																				¥ 1,719,802
THC Hope IB Limited
Shareholders' Equity (Details) [Line Items]
Converted ordinary shares									7,745
Pre-split ordinary shares									8,242,983
Consideration value | $
Cantor [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued						826,446
Pangaea Two Acquisition Holdings XXIIA, Ltd. [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued					300,000
Board of Directors [Member]
Shareholders' Equity (Details) [Line Items]
Converted ordinary shares											164	164
Equity Support Agreement [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued							5,000,000	5,000,000
Collateral account							¥ 355,535,000																											50,000,000
Derivative liabilities							¥ 88,172,680																											$ 12,400,000
Chief Executive Officer [Member]
Shareholders' Equity (Details) [Line Items]
Cash bonus											¥ 1,355,772	$ 164,000
Total fair value | $										$ 1,487,237
Share-based compensation expense																						¥ 8,608,713	$ 1,323,237
L&L Tomorrow Holdings Limited [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares issued	150,024
Shares issued																1,000	1,000
L&L Tomorrow Holdings Limited [Member] | Board of Directors [Member]
Shareholders' Equity (Details) [Line Items]
Shares issued													178
Cash consideration amount | $													$ 1,000
Lord Winterfell Limited
Shareholders' Equity (Details) [Line Items]
Shares issued																500	500
Pangaea Two Acquisition Holdings
Shareholders' Equity (Details) [Line Items]
Shares issued														15,013	15,013
Cash consideration amount														¥ 291,393,000	$ 45,000,000